VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 39.2%
Argentina: 1.4%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	117	$103,344
YPF SA Reg S 8.50%, 07/28/25	USD	204	170,342
			273,686
Brazil: 2.1%
Atento Luxco 1 SA 144A 8.00%, 02/10/26	USD	134	146,901
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	158	168,515
Suzano Austria GmbH 6.00%, 01/15/29	USD	82	96,187
			411,603
Cayman Islands: 0.9%
DP World Crescent Ltd. Reg S 3.88%, 07/18/29	USD	150	162,356
Chile: 1.5%
Cencosud SA Reg S 4.38%, 07/17/27	USD	136	147,901
Empresa Nacional del Petroleo Reg S 5.25%, 11/06/29	USD	132	147,591
			295,492
Colombia: 1.5%
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30	USD	141	148,192
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	144	144,842
			293,034
Cyprus: 0.5%
MHP Lux SA Reg S 6.25%, 09/19/29	USD	87	89,253
Georgia: 1.0%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	USD	173	184,664
Ghana: 0.8%
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	182	158,183
India: 0.9%
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	162	174,150
Indonesia: 3.1%
Pertamina Persero PT Reg S 6.00%, 05/03/42	USD	120	148,666
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara Reg S
5.25%, 10/24/42	USD	129	144,522
6.15%, 05/21/48	USD	117	144,700
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	128	146,359
			584,247
Ireland: 1.0%
Aragvi Finance International DAC 144A 8.45%, 04/29/26	USD	175	182,660
Israel: 1.3%
Delek & Avner Tamar Bond Ltd. 144A Reg S
5.08%, 12/30/23	USD	56	56,190
5.41%, 12/30/25	USD	104	104,259
Israel Electric Corp. Ltd. 144A Reg S 4.25%, 08/14/28	USD	86	96,610
			257,059
Kazakhstan: 0.8%
Development Bank of Kazakhstan JSC 144A 10.95%, 05/06/26	KZT	61,500	145,492
Luxembourg: 1.4%
MC Brazil Downstream Trading SARL 144A 7.25%, 06/30/31	USD	109	109,755
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	168	162,490
			272,245
Malaysia: 1.6%
Petronas Capital Ltd. Reg S
2.48%, 01/28/32	USD	151	150,416
3.50%, 04/21/30	USD	136	147,433
			297,849
Mauritius: 0.7%
IHS Netherlands Holdco BV 144A
7.12%, 03/18/25	USD	59	60,917
8.00%, 09/18/27	USD	72	77,130
			138,047
Mexico: 6.7%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	120	2
Petróleos Mexicanos
6.49%, 01/23/27	USD	396	419,265
6.62%, 06/15/35	USD	342	324,375
7.47%, 11/12/26	MXN	11,080	482,300
Petróleos Mexicanos Reg S 7.19%, 09/12/24	MXN	1,070	49,518
			1,275,460
Nigeria: 1.0%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	178	186,121
Qatar: 0.8%
Qatar Petroleum 144A 2.25%, 07/12/31	USD	151	149,757
Saudi Arabia: 2.6%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	169	178,400
Saudi Arabian Oil Co. 144A
1.62%, 11/24/25	USD	169	169,254
4.25%, 04/16/39	USD	126	141,664
			489,318
Singapore: 0.8%
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	151	154,795
South Africa: 1.9%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	321	356,013
South Korea: 0.7%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	144	141,777
Taiwan: 0.4%
TSMC Global Ltd. Reg S 2.25%, 04/23/31	USD	86	85,614
Thailand: 0.5%
GC Treasury Center Co. Ltd. Reg S 2.98%, 03/18/31	USD	26	26,405
PTTEP Treasury Center Co. Ltd. Reg S 2.59%, 06/10/27	USD	68	70,484
			96,889
United Arab Emirates: 0.9%
Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	USD	178	180,948
United States: 1.6%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	128	132,128
Kosmos Energy Ltd. 144A 7.50%, 03/01/28	USD	185	179,892
			312,020
Uzbekistan: 0.8%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	163	161,967
Total Corporate Bonds (Cost: $7,487,003)			7,510,699

GOVERNMENT OBLIGATIONS: 54.2%
Argentina: 1.2%
Argentine Republic Government International Bond 2.50%, 07/09/41 (s)	USD	652	240,770
Armenia: 0.1%
Republic of Armenia Treasury Bonds 8.00%, 10/29/31	AMD	11,037	19,646
Azerbaijan: 0.5%
Republic of Azerbaijan International Bond Reg S 3.50%, 09/01/32	USD	94	96,079
Brazil: 1.3%
Brazilian Government International Bond
3.88%, 06/12/30	USD	22	21,343
4.62%, 01/13/28	USD	136	143,361
5.62%, 01/07/41	USD	93	94,468
			259,172
Cayman Islands: 1.1%
Dubai DOF Sukuk Ltd. Reg S 2.76%, 09/09/30	USD	201	204,313
China: 3.6%
China Government Bond
2.57%, 05/20/23	CNY	1,360	210,864
2.68%, 05/21/30	CNY	940	142,029
2.85%, 06/04/27	CNY	890	137,876
3.02%, 10/22/25	CNY	1,250	195,938
			686,707
Colombia: 0.5%
Colombia Government International Bond 3.12%, 04/15/31	USD	94	88,083
Costa Rica: 0.7%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	135	138,883
Czech Republic: 2.0%
Czech Republic Government Bond 1.20%, 03/13/31	CZK	5,630	238,105
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	1,320	55,227
1.00%, 06/26/26	CZK	2,030	88,289
			381,621
Ecuador: 2.5%
Ecuador Government International Bond 144A 5.00%, 07/31/30 (s)	USD	128	107,841
Ecuador Government International Bond Reg S 5.00%, 07/31/30 (s)	USD	444	374,075
			481,916
El Salvador: 1.8%
El Salvador Government International Bond Reg S
5.88%, 01/30/25	USD	75	57,751
7.12%, 01/20/50 †	USD	141	97,644
9.50%, 07/15/52 †	USD	253	198,291
			353,686
Gabon: 1.2%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28	30,375
Gabon Government International Bond Reg S 6.62%, 02/06/31	USD	202	199,426
			229,801
Georgia: 0.4%
Georgia Treasury Bond 8.00%, 02/04/23	GEL	256	81,521
Guatamala: 0.4%
Guatemala Government Bond Reg S 4.50%, 05/03/26 †	USD	66	70,868
Hungary: 2.3%
Hungary Government Bond 1.50%, 04/22/26	HUF	61,920	190,364
Hungary Government International Bond 144A 2.12%, 09/22/31	USD	246	242,617
			432,981
Israel: 1.0%
Israel Government Bond 1.50%, 05/31/37	ILS	327	95,364
Israel Government International Bond 4.50%, 01/30/43	USD	78	97,498
			192,862
Jordan: 0.3%
Jordan Government International Bond 144A 4.95%, 07/07/25 †	USD	51	53,292
Kazakhstan: 0.8%
Kazakhstan Government Bond 10.40%, 05/19/27	KZT	66,317	158,724
Kenya: 0.4%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	67	72,576
Kuwait: 0.5%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	86	95,322
Malaysia: 1.5%
Malaysia Sovereign Sukuk Bhd Reg S 3.04%, 04/22/25	USD	131	139,390
Malaysia Sukuk Global Bhd Reg S 4.08%, 04/27/46 †	USD	120	144,321
			283,711
Mexico: 2.5%
Mexican Bonos 8.50%, 05/31/29	MXN	9,150	474,667
Mongolia: 0.1%
Mongolia Government International Bond Reg S 5.12%, 04/07/26 †	USD	16	16,826
Oman: 1.5%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	277	296,917
Paraguay: 0.5%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	86	97,459
Peru: 4.0%
Peru Government International Bond Reg S
5.40%, 08/12/34	PEN	2,545	532,187
6.90%, 08/12/37	PEN	1,048	242,981
			775,168
Philippines: 2.9%
Philippine Government International Bond
3.90%, 11/26/22	PHP	20,358	403,089
6.25%, 01/14/36	PHP	6,908	162,060
			565,149
Poland: 1.7%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	796	188,130
2.50%, 07/25/27	PLN	504	133,189
			321,319
Qatar: 2.5%
Qatar Government International Bond 144A
4.62%, 06/02/46	USD	39	48,917
6.40%, 01/20/40	USD	130	190,720
Qatar Government International Bond Reg S 3.25%, 06/02/26	USD	215	232,372
			472,009
Romania: 0.7%
Romania Government Bond
3.25%, 06/24/26	RON	455	105,399
3.65%, 07/28/25	RON	155	36,603
			142,002
Saudi Arabia: 1.0%
Saudi Government International Bond 144A 5.00%, 04/17/49	USD	153	190,923
Senegal: 0.3%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	49	51,210
Singapore: 0.6%
Singapore Government Bond 3.50%, 03/01/27	SGD	152	125,961
South Africa: 1.6%
Republic of South Africa Government Bond
8.00%, 01/31/30	ZAR	2,111	130,386
8.25%, 03/31/32	ZAR	1,501	89,219
Republic of South Africa Government International Bond 5.75%, 09/30/49	USD	95	90,746
			310,351
South Korea: 0.7%
Export-Import Bank of Korea 0.62%, 02/09/26	USD	136	132,848
Sri Lanka: 0.3%
Sri Lanka Government International Bond Reg S 5.75%, 01/18/22	USD	56	50,400
Thailand: 1.8%
Thailand Government Bond
0.95%, 06/17/25	THB	5,902	175,478
2.88%, 12/17/28	THB	5,228	168,860
			344,338
Turkey: 1.6%
Turkey Government International Bond 7.38%, 02/05/25	USD	286	304,247
Ukraine: 1.0%
Ukraine Government Bond 10.00%, 08/23/23	UAH	5,241	189,399
United Arab Emirates: 0.9%
Abu Dhabi Government International Bond Reg S 2.50%, 04/16/25	USD	168	177,062
Uruguay: 1.3%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	6,584	156,422
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,864	94,391
			250,813
Uzbekistan: 0.4%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	720,000	69,192
Zambia: 2.2%
Zambia Government Bond
13.00%, 01/25/31	ZMW	8,020	283,707
14.00%, 05/31/36	ZMW	3,890	132,447
			416,154
Total Government Obligations (Cost: $10,451,235)			10,396,948

	Number of Shares
COMMON STOCK: 0.0%
(Cost: $0)
Mexico: 0.0%
Corp. GEO SAB de CV (MXN) # * ∞		3,236	0
MONEY MARKET FUND: 3.9%
(Cost: $741,615)
Invesco Treasury Portfolio - Institutional Class		741,615	741,615
Total Investments Before Collateral for Securities Loaned: 97.3%
(Cost: $18,679,853)			18,649,262
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
(Cost: $540,131)
Money Market Fund: 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio		540,131	540,131
Total Investments: 100.1% (Cost: $19,219,984)			19,189,393
Liabilities in excess of other assets: (0.1)%			(14,089)
NET ASSETS: 100.0%			$19,175,304

Definitions:
CNH	Chinese Yuan Renminbi
CNY	Chinese Yuan
CZK	Czech Koruna
HUF	Hungarian Forint
ILS	Israeli Shekel
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(d)	Security in default
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $536,019.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,125,353, or 21.5% of net assets.

Schedule of Open Forward Foreign Currency Contracts - September 30, 2021

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	CNY	295,809	USD	45,702	10/12/2021	$(59)
State Street Bank & Trust Company	CNY	1,933,378	USD	297,205	10/25/2021	(1,613)
State Street Bank & Trust Company	CNY	1,930,965	USD	296,985	10/25/2021	(1,461)
State Street Bank & Trust Company	MXN	9,792,681	USD	485,965	10/25/2021	13,051
State Street Bank & Trust Company	MXN	3,982,073	USD	194,200	10/25/2021	1,895
State Street Bank & Trust Company	ZAR	2,937,165	USD	193,438	10/25/2021	(1,066)
State Street Bank & Trust Company	MXN	1,995,282	USD	97,820	10/25/2021	1,462
Net unrealized Appreciation on forward foreign currency contracts						$12,209

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.2%	$607,033
Consumer Cyclicals	0.9	161,967
Consumer Non-Cyclicals	3.1	584,308
Energy	18.8	3,505,412
Financials	7.5	1,392,754
Government Activity	55.7	10,396,949
Technology	1.3	240,409
Utilities	5.5	1,018,815
Money Market Fund	4.0	741,615
	100.0%	$18,649,262